FAIR VALUE MEASUREMENTS (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Inputs, Level 3 [Member]
Balance at January 1, 2012	$ (412)
Adjustments due to change in estimates	364
Adjustment due to time change value	(67)
Balance at December 31, 2012	$ (115)